REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES
Schedule of revenues

	2022	2021
	£’000	£’000
Crypto currency mining - worldwide	47,267	70,325
Crypto currency management fees – United States	96	3,879
Total revenue	47,363	74,204

Schedule of total gain on hedging

	2022	2021
Gain on Hedging	£’000	£’000
Gain on Hedging	1,695	—
Total gain on hedging	1,695	—